CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 488,246	$ 70,790	¥ 578,653	¥ (5,602,990)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Foreign exchange loss/ (gain), net	(10,661)	(1,546)	(12,441)	70,937
Loss on disposal of property and equipment	9,884	1,433	4,834	5,648
Depreciation and amortization	391,936	56,825	465,384	483,421
Amortization of operating lease right-of-use assets	854,646	123,912	672,910
Change in the fair value of financial instrument	6,381	925
Impairment of long-lived assets	221,800	32,200	21,368	71,467
Gain from extinguishment of Series B Senior Secured Notes	(124,139)	(17,998)
Allowance for prepayments and accounts receivable	18,069	2,620	4,467	83,230
Loss on disposal of other non-current assets				34,709
Deferred income tax	494,472	71,692	(64,221)	(638,720)
Impairment of trust investments				1,140,000
Interest expenses of convertible senior notes	19,855	2,879	35,490	107,014
Share-based compensation expenses	398,008	57,705	302,734	22,029
Provision /(reversal) for SEC settlement			(1,146,474)	1,177,074
Donation of inventory			3,889
Changes in operating assets and liabilities:
Accounts receivable	(20,994)	(3,044)	(22,431)	5,420
Inventories	(604,055)	(87,580)	(316,673)	109,976
Receivables from online payment platforms	19,640	2,848	(145,834)	(9,538)
Prepaid expenses and other current assets	(60,514)	(8,772)	(101,868)	(263,242)
Other non-current assets	(64,132)	(9,298)	(20,548)	20,710
Amount due from a related party				90
Accounts payable	147,676	21,411	84,005	(331,848)
Accrued expenses and other liabilities	107,095	15,527	254,094	(12,414)
Amounts due to related parties				(19,174)
Deferred revenues	1,154	167	8,038	(56,750)
Operating lease liabilities	(875,653)	(126,958)	(637,243)
Payable for equity litigants settlement	(1,398,906)	(202,822)	155,314	1,226,119
Net cash (used in)/provided by operating activities	19,818	2,875	123,447	(2,376,832)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(781,676)	(113,332)	(173,217)	(822,333)
Payment for land use right	(19,344)	(2,805)
Cash received from disposal of property and equipment	2,974	431	1,490
Purchase of two trust investments				(1,140,000)
Purchases of short-term investments				(455,404)
Proceeds received from maturity of short-term investments			250,000	705,404
Repayment of contribution from noncontrolling interest in a subsidiary			(77,936)
Net cash (used in)/provided by investing activities	(798,046)	(115,706)	337	(1,712,333)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Class A ordinary shares, net of issuance cost				2,876,811
Capital lease payments				(7,656)
Return of deposit for capital lease				642
Proceeds from long-term borrowing				69,900
Proceeds from the issuance of convertible senior notes (the "Notes")				3,098,069
Repayments for long-term borrowing				(642,433)
Cash received in relation to Fabricated Transaction				942,844
Cash paid in relation to Fabricated Transaction				(2,309,107)
Proceeds from issuance of convertible senior preferred shares	63,380	9,189	1,514,660
Repayment of convertible senior notes	(1,560,105)	(226,194)
Repayment of Series B Secured Notes	(779,535)	(113,022)
Net cash provided by/(used in) financing activities	(2,276,260)	(330,027)	1,514,660	4,029,070
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	77,133	11,183	(22,215)	17,711
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(2,977,355)	(431,675)	1,616,229	(42,384)
Cash and cash equivalents and restricted cash at beginning of years	6,555,274	950,425	4,939,045	4,981,429
Cash and cash equivalents and restricted cash at end of years	3,577,919	518,750	6,555,274	4,939,045
Supplemental disclosures of cash flow information:
Interests received	88,517	12,834	103,863	132,439
Interests paid, net of capitalization	(34,148)	(4,951)		(15,171)
Income taxes paid	(68,802)	(9,975)	(1,200)	(3,105)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities	120,227	17,431	46,659
Obtaining right-of-use assets in exchange for lease liabilities	1,552,538	225,095	947,853
Shares issued in restructuring of the Notes	601,408	$ 87,196
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	3,534,304		6,477,636	4,806,023
Current resricted cash	7,860		58,200	110,000
Non-current restricted cash	35,755		19,438	23,022
Total cash, cash equivalents and restricted cash in the statements of cashflows	¥ 3,577,919		¥ 6,555,274	¥ 4,939,045